Notes Payable and Lines of Credit (Detail) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Senior Secured Note [Line Items]
Notes and Loans Payable	$ 62,500	$ 188,764
Hendel Revolving Line Of Credit [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable	0	88,764
BAHA Line Of Credit [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable	$ 62,500	$ 100,000